UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Capital Preservation Fund
June 30, 2014

Capital Preservation - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY BILLS(1) — 53.2%
U.S. Treasury Bills, 0.03%, 7/10/14	100,000,000	99,999,250
U.S. Treasury Bills, 0.03%, 7/17/14	200,000,000	199,997,555
U.S. Treasury Bills, 0.04%, 7/17/14	100,000,000	99,998,444
U.S. Treasury Bills, 0.02%, 7/31/14	86,300,000	86,298,562
U.S. Treasury Bills, 0.03%, 8/14/14	90,000,000	89,997,250
U.S. Treasury Bills, 0.03%, 8/28/14	125,000,000	124,993,958
U.S. Treasury Bills, 0.07%, 8/28/14	90,000,000	89,989,487
U.S. Treasury Bills, 0.08%, 9/4/14	100,000,000	99,985,556
U.S. Treasury Bills, 0.04%, 9/11/14	125,000,000	124,991,250
U.S. Treasury Bills, 0.08%, 9/11/14	50,000,000	49,992,500
U.S. Treasury Bills, 0.04%, 9/18/14	125,000,000	124,990,399
U.S. Treasury Bills, 0.08%, 9/18/14	45,264,000	45,256,054
U.S. Treasury Bills, 0.04%, 10/2/14	75,000,000	74,993,365
TOTAL U.S. TREASURY BILLS		1,311,483,630
U.S. TREASURY NOTES(1) — 33.5%
U.S. Treasury Notes, VRN, 0.07%, 7/1/14	15,000,000	14,996,466
U.S. Treasury Notes, VRN, 0.09%, 7/1/14	5,000,000	5,000,000
U.S. Treasury Notes, 2.625%, 7/31/14	50,000,000	50,106,661
U.S. Treasury Notes, 0.50%, 8/15/14	88,000,000	88,050,286
U.S. Treasury Notes, 2.375%, 8/31/14	87,000,000	87,335,580
U.S. Treasury Notes, 0.25%, 9/15/14	115,000,000	115,047,223
U.S. Treasury Notes, 0.25%, 9/30/14	50,000,000	50,024,121
U.S. Treasury Notes, 0.50%, 10/15/14	100,000,000	100,133,048
U.S. Treasury Notes, 0.25%, 10/31/14	77,000,000	77,049,646
U.S. Treasury Notes, 4.25%, 11/15/14	45,000,000	45,693,296
U.S. Treasury Notes, 0.25%, 11/30/14	170,000,000	170,127,576
U.S. Treasury STRIPS - PRINCIPAL, 0.00%, 8/15/14(2)	22,539,000	22,537,873
TOTAL U.S. TREASURY NOTES		826,101,776
TEMPORARY CASH INVESTMENTS — 12.2%
SSgA U.S. Government Money Market Fund, Class N	298,914,086	298,914,086
TOTAL INVESTMENT SECURITIES — 98.9%		2,436,499,492
OTHER ASSETS AND LIABILITIES — 1.1%		28,300,802
NET ASSETS — 100.0%		$2,464,800,294

Notes to Schedule of Investments
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates, unless otherwise noted.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
U.S. Treasury Bills	—	1,311,483,630	—
U.S. Treasury Notes	—	826,101,776	—
Temporary Cash Investments	298,914,086	—	—
	298,914,086	2,137,585,406	—

3. Federal Tax Information

As of June 30, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,436,499,492

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
June 30, 2014

Ginnie Mae - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 101.0%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.8%
GNMA, VRN, 1.625%, 7/20/14	15,123,176	15,750,136
GNMA, VRN, 1.625%, 7/20/14	23,997,948	24,906,289
		40,656,425
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 98.2%
GNMA, 3.00%, 7/21/14(2)(5)	105,000,000	105,839,039
GNMA, 3.00%, 4/20/43	18,557,051	18,778,613
GNMA, 3.50%, 7/21/14(2)(5)	157,500,000	163,652,344
GNMA, 3.50%, 12/20/41 to 5/20/43	169,440,522	176,681,543
GNMA, 4.00%, 7/21/14(2)(5)	28,500,000	30,419,295
GNMA, 4.00%, 12/20/39 to 6/20/42	247,911,312	265,435,275
GNMA, 4.50%, 7/21/14(2)(5)	90,000,000	98,001,567
GNMA, 4.50%, 7/15/33 to 3/20/42	162,055,416	177,208,934
GNMA, 5.00%, 6/15/33 to 5/20/41	138,112,218	152,837,226
GNMA, 5.50%, 4/15/33 to 8/15/39	126,757,788	142,599,279
GNMA, 6.00%, 7/20/16 to 2/20/39	59,971,173	68,271,207
GNMA, 6.50%, 6/15/23 to 11/15/38(3)	15,991,117	18,304,538
GNMA, 7.00%, 11/15/22 to 12/20/29	4,546,007	5,078,689
GNMA, 7.25%, 4/15/23 to 6/15/23	44,928	46,227
GNMA, 7.50%, 6/15/17 to 11/15/31	3,743,034	4,118,220
GNMA, 7.65%, 6/15/16 to 12/15/16	32,942	33,073
GNMA, 7.75%, 11/15/22	29,824	30,289
GNMA, 7.77%, 4/15/20 to 6/15/20	114,698	119,242
GNMA, 7.89%, 9/20/22	10,408	10,452
GNMA, 7.98%, 6/15/19	19,128	19,212
GNMA, 8.00%, 2/20/17 to 7/20/30	1,086,743	1,169,702
GNMA, 8.15%, 2/15/21	40,779	41,581
GNMA, 8.25%, 4/15/17 to 2/15/22	255,005	263,434
GNMA, 8.35%, 11/15/20	10,686	10,732
GNMA, 8.50%, 4/20/16 to 12/15/30	844,349	922,265
GNMA, 8.75%, 3/20/17 to 7/15/27	91,189	93,559
GNMA, 9.00%, 7/20/15 to 1/15/25	429,361	455,786
GNMA, 9.25%, 9/15/16 to 3/15/25	106,716	108,379
GNMA, 9.50%, 5/15/16 to 7/20/25	220,089	226,097
GNMA, 9.75%, 12/15/18 to 11/20/21	51,582	54,357
GNMA, 10.00%, 3/15/16 to 11/20/21	8,364	8,516
GNMA, 10.25%, 2/15/19	5,193	5,225
GNMA, 10.50%, 9/15/15 to 4/20/19	15,704	15,843
GNMA, 11.00%, 2/15/16 to 6/15/20	23,879	24,282
GNMA, 11.25%, 2/20/16	635	639
GNMA, 13.00%, 9/15/14 to 8/15/15	1,520	1,527
		1,430,886,188
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,440,586,612)		1,471,542,613

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 11.4%
GNMA, Series 1998-17, Class F, VRN, 0.65%, 7/16/14	185,649	185,835
GNMA, Series 1998-6, Class FA, VRN, 0.66%, 7/16/14	1,598,393	1,611,036
GNMA, Series 1999-43, Class FB, VRN, 0.50%, 7/16/14	4,624,687	4,645,396
GNMA, Series 2000-22, Class FG, VRN, 0.35%, 7/16/14	44,362	44,482
GNMA, Series 2001-59, Class FD, VRN, 0.65%, 7/16/14	861,733	869,517
GNMA, Series 2001-62, Class FB, VRN, 0.65%, 7/16/14	1,694,089	1,709,396
GNMA, Series 2002-13, Class FA, VRN, 0.65%, 7/16/14	1,042,471	1,049,760
GNMA, Series 2002-24, Class FA, VRN, 0.65%, 7/16/14	2,019,896	2,033,351
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.50%, 7/20/14	659,149	662,721
GNMA, Series 2002-31, Class FW, VRN, 0.55%, 7/16/14	637,588	641,121
GNMA, Series 2003-110, Class F, VRN, 0.55%, 7/20/14	2,650,831	2,660,235
GNMA, Series 2003-42, Class FW, VRN, 0.50%, 7/20/14	987,443	989,418
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32	4,303,528	4,428,197
GNMA, Series 2003-66, Class HF, VRN, 0.60%, 7/20/14	1,686,512	1,697,105
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	6,880,554	7,107,134
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.40%, 7/16/14	1,242,940	1,244,624
GNMA, Series 2004-76, Class F, VRN, 0.55%, 7/20/14	2,287,242	2,291,697
GNMA, Series 2005-13, Class FA, VRN, 0.35%, 7/20/14	6,748,776	6,730,537
GNMA, Series 2007-5, Class FA, VRN, 0.29%, 7/20/14	7,162,553	7,135,346
GNMA, Series 2007-58, Class FC, VRN, 0.65%, 7/20/14	3,958,662	3,982,481
GNMA, Series 2007-74, Class FL, VRN, 0.61%, 7/16/14	9,308,378	9,351,778
GNMA, Series 2008-18, Class FH, VRN, 0.75%, 7/20/14	6,106,604	6,173,197
GNMA, Series 2008-2, Class LF, VRN, 0.61%, 7/20/14	4,232,735	4,256,441
GNMA, Series 2008-27, Class FB, VRN, 0.70%, 7/20/14	11,517,956	11,625,568
GNMA, Series 2008-61, Class KF, VRN, 0.82%, 7/20/14	6,016,847	6,097,963
GNMA, Series 2008-73, Class FK, VRN, 0.91%, 7/20/14	7,551,308	7,702,640
GNMA, Series 2008-75, Class F, VRN, 0.68%, 7/20/14	8,426,869	8,485,777
GNMA, Series 2008-88, Class UF, VRN, 1.15%, 7/20/14	5,529,443	5,671,003
GNMA, Series 2009-109, Class FA, VRN, 0.55%, 7/16/14	1,492,788	1,495,224
GNMA, Series 2009-127, Class FA, VRN, 0.70%, 7/20/14	7,510,070	7,565,833
GNMA, Series 2009-58, Class MB, 4.50%, 2/16/33	3,766,413	3,783,408
GNMA, Series 2009-76, Class FB, VRN, 0.75%, 7/16/14	5,275,933	5,311,654
GNMA, Series 2009-92, Class FJ, VRN, 0.83%, 7/16/14	3,317,804	3,368,382
GNMA, Series 2010-14, Class QF, VRN, 0.60%, 7/16/14	18,167,278	18,253,555
GNMA, Series 2010-25, Class FB, VRN, 0.70%, 7/16/14	14,601,085	14,680,858
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $165,213,615)		165,542,670
U.S. TREASURY SECURITIES — 6.9%
U.S. Treasury Notes, 0.125%, 7/31/14	40,000,000	40,003,120
U.S. Treasury Notes, 0.25%, 8/31/14	40,000,000	40,013,280
U.S. Treasury Notes, 0.50%, 10/15/14	20,000,000	20,026,960
TOTAL U.S. TREASURY SECURITIES (Cost $100,015,767)		100,043,360
TEMPORARY CASH INVESTMENTS — 7.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $24,850,228), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $24,350,158)		24,350,124

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $9,943,310), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $9,740,052)		9,740,049
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $19,871,967), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $19,480,115)		19,480,099
SSgA U.S. Government Money Market Fund, Class N	57,672,959	57,672,959
TOTAL TEMPORARY CASH INVESTMENTS (Cost $111,243,231)		111,243,231
TOTAL INVESTMENT SECURITIES — 126.9% (Cost $1,817,059,225)		1,848,371,874
OTHER ASSETS AND LIABILITIES(4) — (26.9)%		(391,781,329)
TOTAL NET ASSETS — 100.0%		$1,456,590,545

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
157	U.S. Treasury 5-Year Notes	September 2014	18,755,367	72,014
235	U.S. Treasury 10-Year Notes	September 2014	29,415,391	157,362
78	U.S. Treasury Long Bonds	September 2014	10,700,625	82,090
64	U.S. Treasury Ultra Long Bonds	September 2014	9,596,000	69,284
			68,467,383	380,750

Notes to Schedule of Investments
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $921,274.

(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(5)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $2,115,852.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	1,471,542,613	—
U.S. Government Agency Collateralized Mortgage Obligations	—	165,542,670	—
U.S. Treasury Securities	—	100,043,360	—
Temporary Cash Investments	57,672,959	53,570,272	—
	57,672,959	1,790,698,915	—
Other Financial Instruments
Futures Contracts	380,750	—	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,817,059,225
Gross tax appreciation of investments	$41,525,596
Gross tax depreciation of investments	(10,212,947)
Net tax appreciation (depreciation) of investments	$31,312,649

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
June 30, 2014

Government Bond - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 49.0%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.7%
FHLMC, VRN, 2.08%, 7/15/14	4,213,873	4,251,454
FHLMC, VRN, 2.26%, 7/15/14	2,567,357	2,730,307
FHLMC, VRN, 2.36%, 7/15/14	3,620,122	3,623,254
FHLMC, VRN, 2.375%, 7/15/14	2,077,497	2,219,309
FHLMC, VRN, 2.45%, 7/15/14	1,264,548	1,348,771
FHLMC, VRN, 2.57%, 7/15/14	1,680,847	1,754,229
FHLMC, VRN, 2.66%, 7/15/14	4,657,071	4,824,055
FHLMC, VRN, 2.87%, 7/15/14	9,826,982	10,110,159
FHLMC, VRN, 3.21%, 7/15/14	860,824	909,391
FHLMC, VRN, 3.54%, 7/15/14	2,288,642	2,425,001
FHLMC, VRN, 3.78%, 7/15/14	3,573,550	3,760,581
FHLMC, VRN, 4.05%, 7/15/14	613,751	648,948
FHLMC, VRN, 4.52%, 7/15/14	1,372,576	1,436,825
FHLMC, VRN, 5.22%, 7/15/14	1,548,235	1,655,581
FHLMC, VRN, 5.60%, 7/15/14	2,537,569	2,684,699
FNMA, VRN, 1.90%, 7/25/14	2,401,424	2,558,104
FNMA, VRN, 1.92%, 7/25/14	2,261,813	2,385,662
FNMA, VRN, 1.94%, 7/25/14	2,643,340	2,826,444
FNMA, VRN, 1.94%, 7/25/14	3,370,152	3,594,497
FNMA, VRN, 1.94%, 7/25/14	2,513,982	2,696,688
FNMA, VRN, 1.94%, 7/25/14	2,575,056	2,720,465
FNMA, VRN, 2.31%, 7/25/14	1,155,828	1,233,888
FNMA, VRN, 2.55%, 7/25/14	863,443	926,954
FNMA, VRN, 2.74%, 7/25/14	2,053,787	2,139,856
FNMA, VRN, 3.02%, 7/25/14	3,466,313	3,589,461
FNMA, VRN, 3.27%, 7/25/14	3,645,757	3,872,092
FNMA, VRN, 3.34%, 7/25/14	3,793,492	3,938,722
FNMA, VRN, 3.36%, 7/25/14	1,488,541	1,599,284
FNMA, VRN, 3.60%, 7/25/14	1,964,929	2,110,265
FNMA, VRN, 3.91%, 7/25/14	1,969,139	2,110,430
FNMA, VRN, 5.30%, 7/25/14	1,184,155	1,274,710
FNMA, VRN, 6.03%, 7/25/14	3,271,828	3,545,264
GNMA, VRN, 1.625%, 7/20/14	632,778	658,542
GNMA, VRN, 1.625%, 7/20/14	703,006	731,636
GNMA, VRN, 1.625%, 7/20/14	1,382,250	1,438,768
GNMA, VRN, 1.625%, 7/20/14	710,751	739,704
GNMA, VRN, 1.625%, 7/20/14	968,758	1,004,082
GNMA, VRN, 1.625%, 7/20/14	1,743,884	1,813,651
GNMA, VRN, 1.625%, 7/20/14	1,883,917	1,953,412
GNMA, VRN, 2.125%, 7/20/14	1,236,809	1,302,133
		97,147,278

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 41.3%
FHLMC, 4.50%, 1/1/19	603,066	639,641
FHLMC, 5.00%, 5/1/23	3,689,715	4,029,753
FHLMC, 5.50%, 10/1/34	508,287	567,241
FHLMC, 5.50%, 4/1/38	6,902,260	7,700,666
FHLMC, 4.00%, 12/1/40	2,592,214	2,752,305
FHLMC, 4.00%, 4/1/41	11,022,436	11,722,276
FHLMC, 6.50%, 7/1/47	52,678	57,452
FNMA, 3.00%, 7/14/14(2)(6)	20,000,000	19,743,750
FNMA, 3.50%, 7/14/14(2)(6)	27,500,000	28,286,327
FNMA, 4.00%, 7/14/14(2)(6)	49,500,000	52,500,938
FNMA, 4.50%, 7/14/14(2)(6)	45,000,000	48,718,652
FNMA, 5.00%, 7/14/14(2)(6)	27,000,000	29,974,226
FNMA, 5.50%, 7/14/14(2)(6)	15,000,000	16,783,598
FNMA, 4.50%, 6/1/18	350,947	372,698
FNMA, 4.50%, 5/1/19	1,971,171	2,094,093
FNMA, 5.00%, 9/1/20	186,250	197,721
FNMA, 4.50%, 11/1/20	176,184	187,117
FNMA, 6.625%, 11/15/30	19,500,000	27,526,005
FNMA, 6.50%, 3/1/32	171,061	193,965
FNMA, 7.00%, 6/1/32	173,681	197,970
FNMA, 6.50%, 8/1/32	181,037	204,978
FNMA, 5.50%, 7/1/33	1,420,607	1,596,348
FNMA, 5.00%, 11/1/33	7,960,357	8,886,478
FNMA, 6.00%, 12/1/33	5,150,770	5,843,050
FNMA, 5.50%, 8/1/34	5,959,046	6,696,681
FNMA, 5.50%, 9/1/34	409,380	459,466
FNMA, 5.50%, 10/1/34	2,842,916	3,178,850
FNMA, 5.00%, 8/1/35	1,073,883	1,194,493
FNMA, 5.50%, 1/1/36	6,492,664	7,282,200
FNMA, 5.00%, 2/1/36	640,791	712,573
FNMA, 5.50%, 4/1/36	1,683,310	1,883,334
FNMA, 5.00%, 5/1/36	2,969,381	3,301,429
FNMA, 5.50%, 12/1/36	1,070,913	1,198,528
FNMA, 5.50%, 2/1/37	3,917,728	4,380,667
FNMA, 6.50%, 8/1/37	522,735	578,433
FNMA, 6.00%, 9/1/37	1,625,177	1,833,626
FNMA, 6.00%, 11/1/37	8,550,530	9,632,901
FNMA, 6.00%, 9/1/38	180,837	198,108
FNMA, 6.00%, 11/1/38	187,000	204,822
FNMA, 4.50%, 2/1/39	2,433,970	2,638,178
FNMA, 4.50%, 4/1/39	1,547,325	1,695,815
FNMA, 4.50%, 5/1/39	3,841,089	4,226,519
FNMA, 6.50%, 5/1/39	4,717,502	5,321,131
FNMA, 4.50%, 10/1/39	6,045,278	6,623,463
FNMA, 4.50%, 3/1/40	9,522,298	10,401,624
FNMA, 4.00%, 10/1/40	5,757,316	6,134,401

FNMA, 4.50%, 11/1/40	5,455,426	5,964,094
FNMA, 4.50%, 6/1/41	7,647,783	8,356,031
FNMA, 4.00%, 8/1/41	5,275,946	5,614,345
FNMA, 4.50%, 9/1/41	3,419,372	3,708,705
FNMA, 3.50%, 10/1/41	6,414,838	6,608,152
FNMA, 3.50%, 5/1/42	4,038,528	4,160,232
FNMA, 3.50%, 6/1/42	3,599,671	3,709,471
FNMA, 3.50%, 9/1/42	4,342,168	4,473,021
FNMA, 6.50%, 8/1/47	84,274	92,428
FNMA, 6.50%, 8/1/47	100,693	110,584
FNMA, 6.50%, 9/1/47	282,968	310,186
FNMA, 6.50%, 9/1/47	10,629	11,656
FNMA, 6.50%, 9/1/47	38,412	42,154
FNMA, 6.50%, 9/1/47	55,774	61,144
FNMA, 6.50%, 9/1/47	14,913	16,340
FNMA, 6.00%, 4/1/48	681,956	744,341
GNMA, 3.50%, 7/21/14(2)(6)	5,000,000	5,195,313
GNMA, 4.00%, 7/21/14(2)(6)	22,000,000	23,481,561
GNMA, 5.50%, 12/20/38	4,054,153	4,532,412
GNMA, 6.00%, 1/20/39	1,053,522	1,189,418
GNMA, 5.00%, 3/20/39	5,417,627	6,010,475
GNMA, 5.50%, 3/20/39	1,831,238	2,046,814
GNMA, 5.50%, 4/20/39	3,394,783	3,836,538
GNMA, 4.50%, 1/15/40	3,736,910	4,084,835
GNMA, 4.00%, 11/20/40	13,227,567	14,183,373
GNMA, 4.00%, 12/15/40	2,900,612	3,101,098
GNMA, 4.50%, 7/20/41	12,766,646	13,971,130
GNMA, 3.50%, 6/20/42	15,937,965	16,619,178
GNMA, 3.50%, 7/20/42	12,151,773	12,671,733
GNMA, 4.50%, 8/20/42	10,783,304	11,799,666
		517,260,918
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $601,290,679)		614,408,196
U.S. TREASURY SECURITIES — 48.9%
U.S. Treasury Bonds, 10.625%, 8/15/15(3)	6,250,000	6,985,594
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	19,970,846
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	9,640,862
U.S. Treasury Bonds, 6.75%, 8/15/26	1,500,000	2,133,516
U.S. Treasury Bonds, 6.125%, 11/15/27	1,100,000	1,509,750
U.S. Treasury Bonds, 5.50%, 8/15/28	2,500,000	3,268,165
U.S. Treasury Bonds, 5.25%, 2/15/29	5,000,000	6,404,690
U.S. Treasury Bonds, 5.375%, 2/15/31	5,500,000	7,214,884
U.S. Treasury Bonds, 4.375%, 11/15/39	12,200,000	14,584,722
U.S. Treasury Bonds, 4.625%, 2/15/40	10,000,000	12,415,620
U.S. Treasury Bonds, 4.375%, 5/15/41	8,000,000	9,601,872
U.S. Treasury Bonds, 2.75%, 11/15/42	2,500,000	2,227,345
U.S. Treasury Bonds, 2.875%, 5/15/43	13,400,000	12,221,215
U.S. Treasury Notes, VRN, 0.11%, 7/1/14	22,000,000	22,006,534

U.S. Treasury Notes, 0.625%, 7/15/14	22,000,000	22,004,730
U.S. Treasury Notes, 2.375%, 8/31/14	10,000,000	10,038,670
U.S. Treasury Notes, 0.50%, 10/15/14	5,000,000	5,006,740
U.S. Treasury Notes, 2.25%, 1/31/15	30,000,000	30,382,020
U.S. Treasury Notes, 0.375%, 3/15/15	35,000,000	35,071,785
U.S. Treasury Notes, 0.25%, 5/31/15	15,000,000	15,019,635
U.S. Treasury Notes, 4.875%, 8/15/16	5,000,000	5,462,305
U.S. Treasury Notes, 0.875%, 11/30/16	2,900,000	2,917,786
U.S. Treasury Notes, 0.875%, 5/15/17	5,000,000	5,006,445
U.S. Treasury Notes, 0.75%, 6/30/17	17,000,000	16,931,609
U.S. Treasury Notes, 0.50%, 7/31/17	5,000,000	4,933,595
U.S. Treasury Notes, 2.375%, 7/31/17	24,000,000	25,056,552
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	13,358,797
U.S. Treasury Notes, 0.75%, 10/31/17	33,800,000	33,469,909
U.S. Treasury Notes, 1.875%, 10/31/17	27,800,000	28,571,005
U.S. Treasury Notes, 0.875%, 1/31/18	21,500,000	21,295,083
U.S. Treasury Notes, 2.625%, 4/30/18	2,000,000	2,104,688
U.S. Treasury Notes, 1.00%, 5/31/18	20,440,000	20,216,427
U.S. Treasury Notes, 1.375%, 7/31/18	16,000,000	16,021,248
U.S. Treasury Notes, 1.375%, 9/30/18	14,000,000	13,981,408
U.S. Treasury Notes, 1.25%, 10/31/18	18,600,000	18,454,697
U.S. Treasury Notes, 1.25%, 11/30/18	2,700,000	2,675,533
U.S. Treasury Notes, 1.375%, 11/30/18	12,000,000	11,965,308
U.S. Treasury Notes, 1.50%, 1/31/19	15,500,000	15,488,499
U.S. Treasury Notes, 1.625%, 3/31/19	8,900,000	8,925,383
U.S. Treasury Notes, 1.50%, 5/31/19	10,500,000	10,446,271
U.S. Treasury Notes, 3.625%, 2/15/21	6,000,000	6,603,048
U.S. Treasury Notes, 2.00%, 5/31/21	16,000,000	15,877,504
U.S. Treasury Notes, 2.125%, 8/15/21	11,000,000	10,990,980
U.S. Treasury Notes, 2.00%, 2/15/22	8,200,000	8,070,596
U.S. Treasury Notes, 1.75%, 5/15/23	12,000,000	11,361,096
U.S. Treasury Notes, 2.75%, 11/15/23	10,000,000	10,243,750
U.S. Treasury Notes, 2.75%, 2/15/24	24,600,000	25,144,841
TOTAL U.S. TREASURY SECURITIES (Cost $599,427,818)		613,283,558
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 11.4%
FHLMC, Series 2684, Class FP, VRN, 0.65%, 7/15/14	2,472,165	2,482,608
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	2,294,589	2,399,696
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	2,327,254	2,422,494
FHLMC, Series 2779, Class FM SEQ, VRN, 0.50%, 7/15/14	17,044	17,048
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	4,252,792	4,472,652
FHLMC, Series 2812, Class MF, VRN, 0.60%, 7/15/14	5,079,598	5,117,050
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	2,208,762	2,397,767
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	5,353,743	5,788,055
FHLMC, Series 3153, Class FJ, VRN, 0.53%, 7/15/14	5,109,354	5,116,908
FHLMC, Series 3397, Class GF, VRN, 0.65%, 7/15/14	2,369,164	2,384,529
FHLMC, Series 3417, Class FA, VRN, 0.65%, 7/15/14	4,480,296	4,501,727
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,665,035

FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,134,152
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	6,606,975	6,781,386
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	2,725,280	2,850,624
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	4,105,159	4,295,379
FNMA, Series 2003-42, Class FK, VRN, 0.55%, 7/25/14	34,034	34,044
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	4,071,264	4,258,697
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,797,651	2,935,316
FNMA, Series 2005-103, Class FP, VRN, 0.45%, 7/25/14	5,226,682	5,232,324
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	4,268,158	4,340,538
FNMA, Series 2007-36, Class FB, VRN, 0.55%, 7/25/14	568,769	571,477
FNMA, Series 2009-89, Class FD, VRN, 0.75%, 7/25/14	3,622,771	3,659,209
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	5,273,496	5,469,335
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	1,641,681	1,691,834
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	7,025,000	7,028,003
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	9,700,000	9,794,274
FNMA, Series 2014-M5, Class FA, VRN, 0.50%, 7/25/14	9,630,548	9,650,657
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	3,715,332	3,837,679
GNMA, Series 2007-5, Class FA, VRN, 0.29%, 7/20/14	1,820,589	1,813,673
GNMA, Series 2008-18, Class FH, VRN, 0.75%, 7/20/14	3,288,171	3,324,029
GNMA, Series 2010-14, Class QF, VRN, 0.60%, 7/16/14	7,868,733	7,906,102
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	3,291,720	3,546,400
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $141,453,750)		142,920,701
U.S. GOVERNMENT AGENCY SECURITIES — 2.1%
FHLMC, 0.625%, 12/29/14	8,000,000	8,020,632
FHLMC, 2.375%, 1/13/22	8,000,000	7,986,848
FNMA, 0.75%, 12/19/14	10,000,000	10,030,740
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $25,952,788)		26,038,220
TEMPORARY CASH INVESTMENTS — 6.8%
Federal Home Loan Bank Discount Notes, 0.06%, 8/1/14(4)	10,000,000	9,999,830
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $16,634,923), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $16,300,172)		16,300,149
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $6,656,124), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $6,520,062)		6,520,060
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $13,302,439), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $13,040,131)		13,040,120
SSgA U.S. Government Money Market Fund, Class N	38,563,771	38,563,771
TOTAL TEMPORARY CASH INVESTMENTS (Cost $84,423,627)		84,423,930
TOTAL INVESTMENT SECURITIES — 118.2% (Cost $1,452,548,662)		1,481,074,605
OTHER ASSETS AND LIABILITIES(5) — (18.2)%		(227,605,027)
TOTAL NET ASSETS — 100.0%		$1,253,469,578

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
212	U.S. Treasury 10-Year Notes	September 2014	26,536,438	141,960
225	U.S. Treasury Long Bonds	September 2014	30,867,188	236,799
47	U.S. Treasury Ultra Long Bonds	September 2014	7,047,062	50,881
			64,450,688	429,640

Notes to Schedule of Investments
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,207,111.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(6)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $911,632.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	614,408,196	—
U.S. Treasury Securities	—	613,283,558	—
Collateralized Mortgage Obligations	—	142,920,701	—
U.S. Government Agency Securities	—	26,038,220	—
Temporary Cash Investments	38,563,771	45,860,159	—
	38,563,771	1,442,510,834	—
Other Financial Instruments
Futures Contracts	429,640	—	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,453,543,362
Gross tax appreciation of investments	$31,463,001
Gross tax depreciation of investments	(3,931,758)
Net tax appreciation (depreciation) of investments	$27,531,243

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
June 30, 2014

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 90.6%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	135,499,567	164,144,989
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	112,039,410	131,948,253
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	82,496,327	101,193,376
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	61,720,232	71,026,470
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	45,051,599	63,251,725
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	31,720,353	39,992,419
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	51,482,970	75,217,443
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	11,056,262	15,953,844
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	36,053,460	45,804,803
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	42,436,744	54,328,962
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	73,441,900	69,021,065
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	45,236,551	41,011,547
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	11,172,885	11,784,780
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	151,976,660	156,031,397
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	35,093,741	38,098,642
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	65,350,492	71,517,945
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	150,302,880	155,522,448
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	66,117,396	74,038,590
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	46,142,213	50,341,893
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	114,351,055	118,138,934
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	36,226,000	39,592,482
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	32,905,160	37,067,136
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	81,951,750	84,381,455
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	96,708,001	108,872,030
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	29,600,370	32,472,523
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	117,511,186	128,817,055
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	86,530,935	93,747,442
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	108,625,582	114,430,316
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	188,539,200	189,813,348
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	120,616,470	121,417,484
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	196,993,944	196,301,313
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	63,873,117	65,095,712
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	107,699,180	111,556,965
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	31,991,569	35,123,256
TOTAL U.S. TREASURY SECURITIES (Cost $2,730,995,052)		2,907,058,042
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 2.8%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/14	5,300,000	5,586,534
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	7,000,000	6,961,756
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.95%, 7/15/14(3)	7,600,000	7,617,944

Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	7,100,000	7,619,571
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/14	4,450,000	4,489,974
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	5,558,175	5,680,517
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class B, 4.05%, 4/10/34(3)	9,975,000	10,551,091
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(3)	3,143,386	3,119,514
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/14(3)	8,350,000	8,346,977
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	7,550,000	8,125,555
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	5,525,000	5,991,255
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/14	7,500,000	7,813,496
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	8,019,571	8,098,026
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $88,846,763)		90,002,210
ASSET-BACKED SECURITIES(2) — 2.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	15,000,000	15,175,927
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.40%, 7/16/14	8,975,000	8,924,969
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.57%, 7/7/14(3)	9,725,000	9,736,184
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	4,750,000	4,751,299
Hertz Fleet Lease Funding LP, Series 2013-3, Class B, VRN, 1.20%, 7/10/14(3)	4,275,000	4,289,886
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	2,917,502	2,957,976
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	9,400,000	9,410,006
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	7,798,004	7,871,372
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(3)	5,945,000	6,046,193
TOTAL ASSET-BACKED SECURITIES (Cost $69,088,246)		69,163,812
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 2.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,246,465	1,314,515
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	2,340,548	2,464,499
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	1,165,662	1,197,591
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	2,027,713	2,150,601
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	3,521,715	3,565,454
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	3,722,300	3,969,465
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	2,410,904	2,546,707
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.62%, 7/1/14	1,732,373	1,759,327
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 7/1/14	613,565	625,592
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/14	2,060,899	2,083,806
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 7/1/14(3)	8,866,341	9,220,304
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	2,787,385	2,996,149
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 7/1/14	7,323,881	7,491,034
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	828,590	859,877
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/44(3)	12,400,000	12,737,125
		54,982,046

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	7,321,637	7,948,153
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,420,353)		62,930,199
CORPORATE BONDS — 1.8%
AEROSPACE AND DEFENSE†
Lockheed Martin Corp., 4.25%, 11/15/19	1,000,000	1,104,640
BANKS — 0.2%
Bank of America Corp., 4.10%, 7/24/23	1,990,000	2,068,133
Capital One Financial Corp., 2.45%, 4/24/19	700,000	706,135
Citigroup, Inc., 1.75%, 5/1/18	1,000,000	994,183
Citigroup, Inc., 4.50%, 1/14/22	1,000,000	1,086,500
Citigroup, Inc., 3.75%, 6/16/24	570,000	572,432
		5,427,383
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	3,120,000	3,857,855
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	1,000,000	1,036,672
		4,894,527
CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	200,000	211,138
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	2,180,000	2,514,861
		2,725,999
COMMUNICATIONS EQUIPMENT†
Apple, Inc., 4.45%, 5/6/44	500,000	507,783
CONSUMER FINANCE — 0.1%
Capital One Bank USA N.A., 2.30%, 6/5/19	1,000,000	1,005,333
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	520,000	518,102
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23	1,000,000	964,272
PNC Bank N.A., 6.00%, 12/7/17	1,200,000	1,375,319
		3,863,026
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22	550,000	529,522
DIVERSIFIED FINANCIAL SERVICES — 0.2%
General Electric Capital Corp., MTN, 5.625%, 9/15/17	200,000	226,537
General Electric Capital Corp., MTN, 6.00%, 8/7/19	2,550,000	3,023,540
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	1,990,000	2,030,238
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	490,000	487,609
Morgan Stanley, 5.00%, 11/24/25	1,490,000	1,593,747
		7,361,671
DIVERSIFIED TELECOMMUNICATION SERVICES†
AT&T, Inc., 4.80%, 6/15/44	500,000	513,187
FOOD PRODUCTS†
Unilever Capital Corp., 2.20%, 3/6/19	500,000	507,724
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 1.85%, 1/15/17	1,300,000	1,326,851
HEALTH CARE PROVIDERS AND SERVICES†
UnitedHealth Group, Inc., 4.25%, 3/15/43	1,200,000	1,175,358

HOTELS, RESTAURANTS AND LEISURE†
McDonald's Corp., MTN, 3.25%, 6/10/24	500,000	502,182
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	2,970,000	3,352,979
INSURANCE†
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	1,000,000	993,433
IT SERVICES†
International Business Machines Corp., 1.95%, 7/22/16	980,000	1,006,125
MACHINERY†
Deere & Co., 2.60%, 6/8/22	520,000	509,078
METALS AND MINING — 0.1%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	140,000	144,096
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,310,000	2,435,643
		2,579,739
MULTI-UTILITIES — 0.2%
Dominion Resources, Inc., 6.40%, 6/15/18	3,250,000	3,812,754
Potomac Electric Power Co., 3.60%, 3/15/24	500,000	515,781
Sempra Energy, 6.50%, 6/1/16	1,250,000	1,381,674
		5,710,209
OIL, GAS AND CONSUMABLE FUELS — 0.2%
Apache Corp., 4.75%, 4/15/43	1,170,000	1,228,801
BP Capital Markets plc, 2.50%, 11/6/22	520,000	496,168
Chevron Corp., 2.43%, 6/24/20	150,000	152,261
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	500,000	501,554
Occidental Petroleum Corp., 1.75%, 2/15/17	1,000,000	1,019,008
Shell International Finance BV, 2.375%, 8/21/22	1,000,000	964,431
Total Capital International SA, 2.10%, 6/19/19	990,000	995,433
		5,357,656
PHARMACEUTICALS — 0.1%
AbbVie, Inc., 2.90%, 11/6/22	1,375,000	1,331,408
Roche Holdings, Inc., 6.00%, 3/1/19(3)	1,467,000	1,725,015
		3,056,423
ROAD AND RAIL — 0.1%
CSX Corp., 3.70%, 11/1/23	1,111,000	1,145,768
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	338,188
		1,483,956
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 2.70%, 12/15/22	350,000	340,723
SOFTWARE — 0.1%
Microsoft Corp., 2.125%, 11/15/22	560,000	536,909
Oracle Corp., 2.50%, 10/15/22	1,100,000	1,053,782
		1,590,691
SPECIALTY RETAIL†
Home Depot, Inc. (The), 2.00%, 6/15/19	990,000	991,680
TOTAL CORPORATE BONDS (Cost $55,252,171)		57,412,545

MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	430,000	582,848
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	295,000	366,405
Texas GO, (Building Bonds), 5.52%, 4/1/39	875,000	1,097,468
TOTAL MUNICIPAL SECURITIES (Cost $1,599,438)		2,046,721
TEMPORARY CASH INVESTMENTS — 1.0%
BNP Paribas Finance, Inc., 0.03%, 7/1/14(4)	16,715,000	16,714,953
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $8,780), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $8,603)		8,603
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $3,513), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $3,441)		3,441
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $7,021), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $6,883)		6,883
SSgA U.S. Government Money Market Fund, Class N	16,735,287	16,735,287
TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,469,214)		33,469,167
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $3,041,671,237)		3,222,082,696
OTHER ASSETS AND LIABILITIES — (0.4)%		(12,064,972)
TOTAL NET ASSETS — 100.0%		$3,210,017,724

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
48	U.S. Treasury 10-Year Notes	September 2014	6,008,250	32,142
1,096	U.S. Treasury Long Bonds	September 2014	150,357,500	1,153,472
130	U.S. Treasury Ultra Long Bonds	September 2014	19,491,875	140,734
			175,857,625	1,326,348

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	32,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(554,446)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	(3,924)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(108,651)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51	3/30/19	(303,829)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(248,633)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62	3/18/20	(2,244,659)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(210,425)
Barclays Bank plc	54,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.66	9/12/14	266,256
Barclays Bank plc	55,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.69	9/22/14	215,259
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77	9/23/14	73,889
Barclays Bank plc	55,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(266,215)
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(170,566)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(1,779,856)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(1,914,625)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78	7/2/44	—
						(7,250,425)

Notes to Schedule of Investments
CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $11,058,388.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $122,548,674, which represented 3.8% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,907,058,042	—
Commercial Mortgage-Backed Securities	—	90,002,210	—
Asset-Backed Securities	—	69,163,812	—
Collateralized Mortgage Obligations	—	62,930,199	—
Corporate Bonds	—	57,412,545	—
Municipal Securities	—	2,046,721	—
Temporary Cash Investments	16,735,287	16,733,880	—
	16,735,287	3,205,347,409	—
Other Financial Instruments
Futures Contracts	1,326,348	—	—
Swap Agreements	—	555,404	—
	1,326,348	555,404	—

Liabilities
Other Financial Instruments
Swap Agreements	—	(7,805,829)	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,043,577,707
Gross tax appreciation of investments	$212,297,104
Gross tax depreciation of investments	(33,792,115)
Net tax appreciation (depreciation) of investments	$178,504,989

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2014

Short-Term Government - Schedule of Investments
JUNE 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 70.0%
U.S. Treasury Notes, VRN, 0.11%, 7/1/14	1,500,000	1,500,445
U.S. Treasury Notes, 0.375%, 6/30/15	7,000,000	7,016,541
U.S. Treasury Notes, 1.875%, 6/30/15	2,000,000	2,034,492
U.S. Treasury Notes, 1.75%, 7/31/15	15,300,000	15,564,766
U.S. Treasury Notes, 0.375%, 11/15/15(1)	10,000,000	10,023,240
U.S. Treasury Notes, 1.375%, 11/30/15	10,000,000	10,162,700
U.S. Treasury Notes, 2.125%, 12/31/15	6,000,000	6,167,928
U.S. Treasury Notes, 0.50%, 6/15/16	21,000,000	21,026,670
U.S. Treasury Notes, 1.50%, 6/30/16	10,500,000	10,716,562
U.S. Treasury Notes, 1.50%, 7/31/16	6,000,000	6,124,920
U.S. Treasury Notes, 0.875%, 11/30/16	26,600,000	26,763,138
U.S. Treasury Notes, 0.625%, 12/15/16	45,900,000	45,873,103
U.S. Treasury Notes, 0.875%, 2/28/17	30,000,000	30,108,990
U.S. Treasury Notes, 0.75%, 3/15/17	14,800,000	14,798,846
U.S. Treasury Notes, 0.875%, 5/15/17	11,200,000	11,214,437
U.S. Treasury Notes, 0.875%, 6/15/17	1,000,000	1,000,273
TOTAL U.S. TREASURY SECURITIES (Cost $219,792,401)		220,097,051
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 17.1%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	306,987	309,226
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	2,615,381	2,713,648
FHLMC, Series 2684, Class FP, VRN, 0.65%, 7/15/14	420,839	422,616
FHLMC, Series 2718, Class FW, VRN, 0.50%, 7/15/14	141,132	141,208
FHLMC, Series 2779, Class FM SEQ, VRN, 0.50%, 7/15/14	11,430	11,432
FHLMC, Series 3114, Class FT, VRN, 0.50%, 7/15/14	1,648,922	1,653,791
FHLMC, Series 3206, Class FE, VRN, 0.55%, 7/15/14	1,696,097	1,698,579
FHLMC, Series 3231, Class FA, VRN, 0.55%, 7/15/14	1,545,954	1,550,001
FHLMC, Series 3301, Class FA, VRN, 0.45%, 7/15/14	1,500,797	1,503,500
FHLMC, Series 3380, Class FP, VRN, 0.50%, 7/15/14	2,077,855	2,080,285
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	1,071,185	1,113,668
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	643,288	657,792
FHLMC, Series 3575, Class A SEQ, 4.00%, 11/15/22	60,877	60,933
FHLMC, Series 3587, Class FB, VRN, 0.93%, 7/15/14	1,961,143	1,979,996
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	603,533	621,624
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	1,806,144	1,834,020
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,873,620	1,923,080
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	593,608	621,621
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	1,452,784	1,519,602
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,619,343	2,740,715
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	898,342	939,914
FNMA, Series 2003-17, Class FN, VRN, 0.45%, 7/25/14	989,750	993,474
FNMA, Series 2003-42, Class FK, VRN, 0.55%, 7/25/14	34,235	34,244

FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	2,113,993	2,211,317
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,402,651	1,471,672
FNMA, Series 2004-52, Class PF, VRN, 0.60%, 7/25/14	813,503	816,841
FNMA, Series 2006-11, Class FA, VRN, 0.45%, 7/25/14	1,038,656	1,037,729
FNMA, Series 2006-60, Class KF, VRN, 0.45%, 7/25/14	2,646,323	2,646,487
FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	717,325	764,673
FNMA, Series 2009-33, Class FB, VRN, 0.97%, 7/25/14	1,924,133	1,954,361
FNMA, Series 2009-87, Class HF, VRN, 1.00%, 7/25/14	777,048	787,766
FNMA, Series 2009-89, Class FD, VRN, 0.75%, 7/25/14	999,036	1,009,084
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	1,158,899	1,186,520
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	323,722	327,424
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	1,821,913	1,889,572
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	430,605	443,760
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	820,490	861,305
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,975,000	1,975,844
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	2,700,000	2,726,241
FNMA, Series 2014-M5, Class FA, VRN, 0.50%, 7/25/14	2,680,668	2,686,265
GNMA, Series 2010-14, Class QF, VRN, 0.60%, 7/16/14	2,018,586	2,028,173
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,955,719)		53,950,003
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 8.9%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.6%
FHLMC, VRN, 2.08%, 7/15/14	1,264,162	1,275,436
FHLMC, VRN, 2.25%, 7/15/14	21,234	21,277
FHLMC, VRN, 2.26%, 7/15/14	30,001	29,991
FHLMC, VRN, 2.26%, 7/15/14	251,394	267,350
FHLMC, VRN, 2.28%, 7/15/14	766,755	812,756
FHLMC, VRN, 2.31%, 7/15/14	2,727,909	2,896,954
FHLMC, VRN, 2.36%, 7/15/14	724,024	724,651
FHLMC, VRN, 2.375%, 7/15/14	623,249	665,793
FHLMC, VRN, 2.57%, 7/15/14	528,434	551,505
FHLMC, VRN, 2.63%, 7/15/14	31,096	31,341
FHLMC, VRN, 2.66%, 7/15/14	2,354,083	2,438,491
FHLMC, VRN, 3.21%, 7/15/14	305,391	322,620
FHLMC, VRN, 3.54%, 7/15/14	1,032,319	1,093,826
FHLMC, VRN, 3.78%, 7/15/14	1,533,767	1,614,041
FHLMC, VRN, 4.05%, 7/15/14	390,261	412,641
FHLMC, VRN, 4.52%, 7/15/14	205,886	215,524
FHLMC, VRN, 5.37%, 7/15/14	196,290	209,946
FHLMC, VRN, 6.12%, 7/15/14	255,146	273,037
FNMA, VRN, 1.84%, 7/25/14	16,612	17,290
FNMA, VRN, 1.875%, 7/25/14	726,381	768,185
FNMA, VRN, 1.91%, 7/25/14	5,582	5,600
FNMA, VRN, 1.92%, 7/25/14	158,031	166,684
FNMA, VRN, 1.93%, 7/25/14	1,729,302	1,844,910
FNMA, VRN, 1.94%, 7/25/14	198,250	211,983
FNMA, VRN, 1.94%, 7/25/14	954,876	1,018,441

FNMA, VRN, 1.94%, 7/25/14	1,005,593	1,078,675
FNMA, VRN, 1.94%, 7/25/14	1,493,532	1,577,870
FNMA, VRN, 1.96%, 7/25/14	14,349	14,394
FNMA, VRN, 2.18%, 7/25/14	6,811	6,847
FNMA, VRN, 2.19%, 7/25/14	12,157	12,157
FNMA, VRN, 2.20%, 7/25/14	25,873	26,006
FNMA, VRN, 2.26%, 7/25/14	5,547	5,776
FNMA, VRN, 2.27%, 7/25/14	16,005	16,983
FNMA, VRN, 2.30%, 7/25/14	8,167	8,202
FNMA, VRN, 2.375%, 7/25/14	3,360	3,372
FNMA, VRN, 2.41%, 7/25/14	113,994	114,737
FNMA, VRN, 2.45%, 7/25/14	140	141
FNMA, VRN, 2.74%, 7/25/14	646,864	673,972
FNMA, VRN, 2.75%, 7/25/14	3,567	3,745
FNMA, VRN, 2.75%, 7/25/14	7,877	7,897
FNMA, VRN, 3.02%, 7/25/14	1,355,906	1,404,077
FNMA, VRN, 3.27%, 7/25/14	145,825	154,878
FNMA, VRN, 3.34%, 7/25/14	1,746,824	1,813,699
FNMA, VRN, 3.36%, 7/25/14	215,798	231,853
FNMA, VRN, 3.77%, 7/25/14	390,089	411,574
FNMA, VRN, 3.81%, 7/25/14	15,140	16,120
FNMA, VRN, 3.875%, 7/25/14	5,836	5,845
FNMA, VRN, 3.91%, 7/25/14	857,818	919,369
FNMA, VRN, 4.10%, 7/25/14	1,766	1,768
FNMA, VRN, 4.41%, 7/25/14	37,881	37,877
FNMA, VRN, 5.30%, 7/25/14	296,039	318,677
FNMA, VRN, 6.03%, 7/25/14	303,861	329,255
FNMA, VRN, 6.19%, 7/25/14	2,952	2,951
FNMA, VRN, 7.49%, 7/25/14	327	331
GNMA, VRN, 1.625%, 7/20/14	3,482	3,489
GNMA, VRN, 2.125%, 7/20/14	9,353	9,402
GNMA, VRN, 3.00%, 7/20/14	31,920	32,024
		27,134,236
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, 7.00%, 12/1/14	565	567
FHLMC, 6.00%, 1/1/15	2,013	2,019
FHLMC, 7.50%, 5/1/16	17,842	18,007
FHLMC, 5.50%, 11/1/17	102,849	109,193
FNMA, 7.00%, 5/1/32	260,519	293,224
FNMA, 7.00%, 5/1/32	132,105	148,489
FNMA, 7.00%, 6/1/32	21,343	23,972
FNMA, 7.00%, 6/1/32	116,018	131,222
FNMA, 7.00%, 8/1/32	121,881	136,973
GNMA, 9.50%, 11/20/19	3,630	3,751
		867,417
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $27,473,988)		28,001,653

U.S. GOVERNMENT AGENCY SECURITIES — 2.9%
FHLB, Series 1, 1.00%, 6/21/17	684,000	686,628
FHLMC, Series 1, 0.75%, 1/12/18	1,000,000	985,216
FNMA, 0.50%, 3/30/16	5,300,000	5,309,678
FNMA, 0.875%, 5/21/18	540,000	530,927
FNMA, 1.875%, 9/18/18	490,000	497,958
FNMA, 1.875%, 2/19/19	1,000,000	1,013,140
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $8,995,831)		9,023,547
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 0.875%, 1/31/18 - 2/28/18, valued at $326,329), in a joint trading account at 0.05%, dated 6/30/14, due 7/1/14 (Delivery value $319,762)		319,762
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/15/23, valued at $130,574), in a joint trading account at 0.01%, dated 6/30/14, due 7/1/14 (Delivery value $127,905)		127,905
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $260,955), in a joint trading account at 0.03%, dated 6/30/14, due 7/1/14 (Delivery value $255,809)		255,809
SSgA U.S. Government Money Market Fund, Class N	803,158	803,158
		1,506,634
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,506,634)		1,506,634
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $311,724,573)		312,578,888
OTHER ASSETS AND LIABILITIES — 0.6%		1,912,001
TOTAL NET ASSETS — 100.0%		$314,490,889

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
136	U.S. Treasury 2-Year Notes	September 2014	29,864,750	(32,195)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
93	U.S. Treasury 5-Year Notes	September 2014	11,109,867	42,658

Notes to Schedule of Investments
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $170,395.

(2)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	220,097,051	—
Collateralized Mortgage Obligations	—	53,950,003	—
U.S. Government Agency Mortgage-Backed Securities	—	28,001,653	—
U.S. Government Agency Securities	—	9,023,547	—
Temporary Cash Investments	803,158	703,476	—
	803,158	311,775,730	—
Other Financial Instruments
Futures Contracts	42,658	—	—

Liabilities
Other Financial Instruments
Futures Contracts	(32,195)	—	—

3. Federal Tax Information

As of June 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$311,732,945
Gross tax appreciation of investments	$1,065,819
Gross tax depreciation of investments	(219,876)
Net tax appreciation (depreciation) of investments	$845,943

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 26, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 26, 2014